UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-0387

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Hardman Johnston International Growth Fund
Retail Shares | HJIRX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Retail Shares	$65	1.25%
1	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,928,406
Number of Holdings	25
Net Advisory Fee Paid	$419,581
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Infineon Technologies AG	6.6%
STMicroelectronics NV	6.3%
Prysmian SpA	6.1%
Sandoz Group AG	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd	5.6%
Cameco Corp.	5.1%
Standard Chartered PLC	5.0%
ASML Holding NV	5.0%
Mitsubishi Heavy Industries Ltd	4.9%
AstraZeneca PLC	4.4%

Top Sectors*	(% of Net Assets)
Industrials	31.7%
Information Technology	22.7%
Health Care	14.5%
Financials	10.9%
Energy	9.2%
Consumer Discretionary	7.8%
Cash & Other	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 1	TSR-SAR-56170L877

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 2	TSR-SAR-56170L877

Hardman Johnston International Growth Fund
Institutional Shares | HJIGX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Shares	$52	1.00%
1	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,928,406
Number of Holdings	25
Net Advisory Fee Paid	$419,581
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Infineon Technologies AG	6.6%
STMicroelectronics NV	6.3%
Prysmian SpA	6.1%
Sandoz Group AG	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd	5.6%
Cameco Corp.	5.1%
Standard Chartered PLC	5.0%
ASML Holding NV	5.0%
Mitsubishi Heavy Industries Ltd	4.9%
AstraZeneca PLC	4.4%

Top Sectors*	(% of Net Assets)
Industrials	31.7%
Information Technology	22.7%
Health Care	14.5%
Financials	10.9%
Energy	9.2%
Consumer Discretionary	7.8%
Cash & Other	3.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 1	TSR-SAR-56170L885

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 2	TSR-SAR-56170L885

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hardman Johnston
International Growth Fund
Retail Shares HJIRX
Institutional Shares HJIGX
Core Financial Statements
April 30, 2026 (Unaudited)

Hardman Johnston International Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 7.8%
LVMH Moet Hennessy Louis Vuitton SE	6,282	$3,355,915
MercadoLibre, Inc.(a)	1,442	2,584,972
Prosus NV	24,505	1,186,365
Suzuki Motor Corp.	450,767	5,041,125
		12,168,377
Energy - 9.2%
Cameco Corp.	65,116	8,011,873
TechnipFMC PLC	83,660	6,322,186
		14,334,059
Financials - 10.9%
Commerzbank AG	183,227	7,573,510
ICICI Bank Ltd. - ADR	60,727	1,614,731
Standard Chartered PLC	308,678	7,860,420
		17,048,661
Health Care - 14.5%
AstraZeneca PLC	36,652	6,953,693
Sandoz Group AG	110,172	8,837,276
UCB SA	24,669	6,717,177
		22,508,146
Industrials - 31.7%(b)
Airbus SE	30,663	6,321,489
Hitachi Ltd.	214,152	6,809,680
Leonardo SpA	64,034	3,998,666
Mitsubishi Heavy Industries Ltd.	258,274	7,708,419
Prysmian SpA	62,860	9,561,617
Rheinmetall AG	3,372	5,377,720
Safran SA	19,579	6,287,088
Weir Group PLC	93,850	3,401,621
		49,466,300
Information Technology - 22.7%
ASML Holding NV	5,388	7,788,629
Infineon Technologies AG	140,097	9,422,298
STMicroelectronics NV	173,220	9,436,364
Taiwan Semiconductor Manufacturing Co. Ltd.	125,277	8,696,963
		35,344,254
TOTAL COMMON STOCKS (Cost $102,357,407)		150,869,797

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%
First American Government Obligations Fund - Class X, 3.58%(c)	4,534,997	$4,534,997
TOTAL SHORT-TERM INVESTMENTS (Cost $4,534,997)		4,534,997
TOTAL INVESTMENTS - 99.7% (Cost $106,892,404)		$155,404,794
Other Assets in Excess of Liabilities - 0.3%		523,612
TOTAL NET ASSETS - 100.0%		$155,928,406

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Hardman Johnston International Growth Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$155,404,794
Receivable for investments sold	2,557,548
Receivable for fund shares sold	585,441
Dividends receivable	305,022
Foreign currency, at value	186,701
Dividend tax reclaims receivable	86,197
Prepaid expenses and other assets	36,327
Total assets	159,162,030
LIABILITIES:
Payable for investments purchased	2,888,658
Payable for fund shares redeemed	162,808
Payable to Advisor	80,668
Payable for fund administration and accounting fees	44,984
Payable for transfer agent fees and expenses	24,899
Payable for custodian fees	5,355
Payable for compliance fees	4,205
Payable for distribution fees	1,260
Payable for expenses and other liabilities	20,787
Total liabilities	3,233,624
NET ASSETS	$ 155,928,406
Net Assets Consists of:
Paid-in capital	$119,422,210
Total distributable earnings	36,506,196
Total net assets	$ 155,928,406
Institutional Shares
Net assets	$154,007,802
Shares issued and outstanding(a)	8,487,294
Net asset value per share	$18.15
Retail Shares
Net assets	$1,920,604
Shares issued and outstanding(a)	100,552
Net asset value per share	$19.10
Cost:
Investments, at cost	$106,892,404
Foreign currency, at cost	$185,874

(a)	Unlimited shares authorized with a par value of $0.01 per share.
The accompanying notes are an integral part of these financial statements.

2

Hardman Johnston International Growth Fund
Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$958,218
Less: Dividend withholding taxes	(94,977)
Less: Issuance fees	(631)
Other income	107
Total investment income	862,717
EXPENSES:
Investment advisory fees (See Note 4)	651,461
Fund administration and accounting fees (See Note 4)	75,517
Transfer agent fees (See Note 4)	42,532
Custodian fees (See Note 4)	29,568
Federal and state registration fees	23,263
Legal fees	17,685
Trustees’ fees	14,644
Audit fees	10,679
Compliance fees (See Note 4)	6,154
Reports to shareholders	3,804
Distribution expenses - Retail Shares (See Note 5)	1,750
Interest expense	867
Other expenses and fees	8,035
Total expenses	885,959
Expense reimbursement by Advisor (See Note 4)	(231,880)
Net expenses	654,079
Net investment income	208,638
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,022,411
Foreign currency translation	(65,697)
Net realized gain	2,956,714
Net change in unrealized appreciation on:
Investments	10,603,510
Foreign currency translation	7,298
Net change in unrealized appreciation	10,610,808
Net realized and unrealized gain	13,567,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,776,160

The accompanying notes are an integral part of these financial statements.

3

Hardman Johnston International Growth Fund
Statements of Changes in Net Assets

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$208,638	$310,056
Net realized gain	2,956,714	3,179,939
Net change in unrealized appreciation	10,610,808	24,066,863
Net increase in net assets from operations	13,776,160	27,556,858
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(3,645,881)	(136,944)
From earnings - Retail Shares	(32,538)	—
Total distributions to shareholders	(3,678,419)	(136,944)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	34,220,376	66,285,569
Shares issued from reinvestment of distributions - Institutional Shares	3,005,060	125,798
Shares redeemed - Institutional Shares	(5,991,131)	(40,036,835)
Shares sold - Retail Shares	789,980	193,240
Shares issued from reinvestment of distributions - Retail Shares	31,126	—
Shares redeemed - Retail Shares	(277,011)	(29,419)
Net increase in net assets from capital transactions	31,778,400	26,538,353
Net increase in net assets	41,876,141	53,958,267
NET ASSETS:
Beginning of the period	114,052,265	60,093,998
End of the period	$ 155,928,406	$114,052,265
SHARES TRANSACTIONS
Shares sold - Institutional Shares	1,994,295	4,513,297
Shares issued from reinvestment of distributions - Institutional Shares	183,908	9,984
Shares redeemed - Institutional Shares	(347,406)	(2,659,496)
Shares sold - Retail Shares	44,625	12,072
Shares issued from reinvestment of distributions - Retail Shares	1,809	—
Shares redeemed - Retail Shares	(15,266)	(1,921)
Total increase in shares outstanding	1,861,965	1,873,936

The accompanying notes are an integral part of these financial statements.

4

Hardman Johnston International Growth Fund
Financial Highlights
Institutional Shares
For a capital share outstanding throughout each period

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.95	$12.38	$9.92	$8.74	$14.54	$11.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.05	0.04	(0.01)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	1.67	4.55	2.42	1.19	(5.62)	3.50
Total from investment operations	1.70	4.60	2.46	1.18	(5.65)	3.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.03)	—	—	—	—
Net realized gains	—	—	—	—	(0.15)	—
Total distributions	(0.50)	(0.03)	—	—	(0.15)	—
Net asset value, end of period	$18.15	$16.95	$12.38	$9.92	$8.74	$14.54
Total return(b)	10.35%	37.23%	24.80%	13.50%	(39.22)%	30.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$154,008	$112,817	$59,324	$45,631	$45,252	$64,979
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(c)	1.36%	1.54%	1.78%	1.82%	1.74%	1.88%
After expense reimbursement/recoupment(c)	1.00%	1.00%	1.01%	1.00%	1.00%	1.00%
Ratio of dividends, interest and borrowing expense to average net assets(c)	0.00%(d)	0.00%(d)	0.01%	—%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(c)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(c)	0.32%	0.38%	0.35%	(0.06)%	(0.28)%	(0.48)%
Portfolio turnover rate(b)	18%	81%	50%	59%	32%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

5

Hardman Johnston International Growth Fund
Financial Highlights
Retail Shares
For a capital share outstanding throughout each period

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.80	$13.00	$10.45	$9.22	$15.38	$11.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.02	(0.00)(b)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	1.76	4.78	2.55	1.26	(5.95)	3.70
Total from investment operations	1.77	4.80	2.55	1.23	(6.01)	3.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	—	—	—	—	—
Net realized gains	—	—	—	—	(0.15)	—
Total distributions	(0.47)	—	—	—	(0.15)	—
Net asset value, end of period	$19.10	$17.80	$13.00	$10.45	$9.22	$15.38
Total return(c)	10.21%	36.92%	24.40%	13.34%	(39.42)%	30.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,921	$1,235	$770	$1,241	$581	$761
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.61%	1.80%	2.02%	2.07%	1.99%	2.18%
After expense reimbursement/recoupment(d)	1.25%	1.25%	1.26%	1.25%	1.25%	1.25%
Ratio of dividends, interest and borrowing expense to average net assets(d)	0.00%(e)	0.00%(e)	0.01%	—%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(d)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	0.16%	0.16%	(0.04)%	(0.27)%	(0.53)%	(0.75)%
Portfolio turnover rate(c)	18%	81%	50%	59%	32%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Hardman Johnston International Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund’s Institutional Shares commenced operations on February 14, 2018. The Fund’s Retail Shares commenced operations on September 17, 2018. Each class of shares differs principally in its respective distribution expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Dakota Investments LLC (the “Advisor”) serves as the investment advisor to the Fund. Hardman Johnston Global Advisors LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund. Redwood Investments, LLC (“Redwood”) served as the Fund’s sub-advisor from the Fund’s inception to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the Fund’s sub-advisor. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including FASB Accounting Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended April 30, 2026.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

7

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities and currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2026, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

8

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Valuation Designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund invests in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

9

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,533,762	$132,336,035	$—	$150,869,797
Money Market Funds	4,534,997	—	—	4,534,997
Total Investments	$23,068,759	$132,336,035	$—	$155,404,794

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended April 30, 2026, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended April 30, 2026, the Fund incurred $651,461 in advisory fees. Advisory fees payable at April 30, 2026 were $80,668. The Advisor has hired Hardman Johnston Global Advisors LLC as a sub-advisor to the Fund. The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that the total annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the following amounts of the average daily net assets for each class of shares:
Hardman Johnston International Growth Fund

Institutional Shares	1.00%
Retail Shares.	1.00%

For the period ended April 30, 2026, the Advisor reduced its fees and absorbed Fund expenses in the amount of $231,880 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2027 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
$386,043	$415,460	$438,838	$231,880	$1,472,221

10

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the period ended April 30, 2026, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Fund administration & accounting	$75,517
Custodian	$29,568
Transfer agent	$42,532
Compliance	$6,154

At April 30, 2026, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund administration & accounting	$44,984
Custodian	$5,355
Transfer agent	$24,899
Compliance	$4,205

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended April 30, 2026, the Fund incurred distribution expenses on behalf of its Retail Shares in the amount of $1,750.
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Growth Fund	$46,938,391	$23,606,843

There were no purchases or sales of long-term U.S. Government securities.

11

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$80,630,624
Gross unrealized appreciation	38,844,438
Gross unrealized depreciation	(5,429,778)
Net unrealized appreciation	33,414,660
Undistributed ordinary income	3,678,419
Undistributed long-term capital gain	—
Total distributable earnings	3,678,419
Other accumulated gains/(losses)	(10,684,624)
Total accumulated earnings	$26,408,455

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of October 31, 2025, the Fund had long-term capital losses in the amount of $8,359,493 and short-term capital losses in the amount of $2,325,131, with no expiration to offset future capital gains. During the year ended October 31, 2025, the Fund utilized short-term and long-term capital loss carryover in the amounts of $1,688,469 and $1,878,245, respectively, to reduce taxable income.
At October 31, 2025, on a tax basis, the Fund had no late year loss deferral.
The tax character of distributions paid during the two most recent fiscal years were as follows:

	Year Ended October 31
	2025	2024
Ordinary Income	$136,944	$—

For the fiscal year ended October 31, 2025, the effect of permanent “book/tax” reclassifications did not result in any increases or decreases to components of the Fund’s net assets.
NOTE 8 – LINE OF CREDIT
As of April 30, 2026, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets. The Fund is able to borrow the lesser of the line limit of $5,000,000, 20% of market value, or one third of the unencumbered assets of the Fund. The Line has a maturity date of May 27, 2027 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2026, the maximum borrowing was $661,000 and average borrowing was $369,667. This borrowing resulted in interest expenses of $867 at a weighted average interest rate of 6.90%. As of April 30, 2026, the Fund did not have an outstanding loan balance.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Charles Schwab & Co. Inc. held 36% of the outstanding shares of the Fund, and National Financial Services, LLC owned 27% of the shares outstanding. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc. or National Financial Services, LLC, are also beneficially owned.
NOTE 11 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 12 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

13

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
Approval of the Investment Advisory Agreement and Investment Sub-Advisory
Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025 to consider the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hardman Johnston International Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment advisor, Dakota Investments LLC (“Dakota” or the “Advisor”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Dakota and Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 23, 2025 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Dakota’s Form ADV Part 1A and Hardman Johnston’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Dakota and Hardman Johnston, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Dakota to Hardman Johnston, the expense limitation agreement between Dakota and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with a representative of Dakota via video conference to discuss Hardman Johnston’s investment strategy for the Fund, the Fund’s performance, the Fund’s marketing strategy, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Dakota and Hardman Johnston, the performance of the Fund, brokerage and trading services provided by Hardman Johnston, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by Dakota in the management of the Fund, including investment strategy oversight, performance oversight, compliance monitoring, marketing, shareholder servicing and oversight of Hardman Johnston as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by Hardman Johnston, including day-to-day portfolio management, trading and proxy voting. The Trustees considered the qualifications and experience of personnel at Dakota and Hardman Johnston who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with Dakota and Hardman Johnston providing investment advisory and sub-advisory services to the Fund, respectively. The Trustees considered the information provided by Dakota and Hardman Johnston in response to the due diligence questionnaire and the information provided by the Advisor during its meetings with the Board.
The Trustees concluded that the nature, extent and quality of services provided to the Fund by Dakota and Hardman Johnston were appropriate and that the Fund was likely to continue to benefit from the services provided by Dakota and Hardman Johnston under the Advisory Agreement and Sub-Advisory Agreement, respectively.

14

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
Approval of the Investment Advisory Agreement and Investment Sub-Advisory
Agreement(Continued)
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year, five-year and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, an independent third-party analytics firm, and (3) a performance universe of other foreign large growth funds with similar pricing features.
The Trustees noted that the Fund outperformed the benchmark index for the one-year and since-inception periods and outperformed the FUSE peer group median and performance universe median for all periods. The Board considered that Dakota does not manage any accounts that are similar to the Fund in terms of investment strategy. The Trustees reviewed the Fund’s performance relative to Hardman Johnston’s composites of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor given that Hardman Johnston was not the Fund’s sub-advisor prior to 2020.
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Dakota’s and Hardman Johnston’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of funds in the FUSE peer group. The Trustees also considered Dakota’s commentary regarding the Fund’s advisory fee rate. The Trustees considered that the advisory fee structure is similar to a unitary management fee because Dakota reimburses most expenses given that the expense cap for the Institutional share class is equal to the advisory fee. The Trustees noted that the Fund’s contractual advisory fee rate of 1.00% was higher than the FUSE peer group median and considered the Fund’s net advisory fee, which was below the peer group median. The Trustees noted that the total net expense ratio for the Institutional share class was higher than the peer group and universe median. The Trustees noted that Dakota does not manage any comparable accounts.
The Trustees considered the sub-advisory fee paid to Hardman Johnston by Dakota for the services provided as the Fund’s sub-advisor, including Dakota’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to Hardman Johnston by Dakota was reasonable. The Trustees also noted that the sub-advisory fee is paid by Dakota, not the Fund.
The Trustees concluded that the Fund’s expenses and the advisory fee paid to Dakota were fair and reasonable in light of the comparative expense and advisory fee information and the quality of the services provided to the Fund by Dakota.
The Trustees concluded that the sub-advisory fee paid to Dakota by Hardman Johnston was reasonable.
4. Costs of Services Provided and Profits Realized by the Advisor and Sub-Advisor
The Trustees did not consider Dakota’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to Dakota during the period presented. The Trustees did not consider Hardman Johnston’s profitability from its relationship with the Fund.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its peer group and universe and considered potential economies of scale. The Trustees noted that the Fund’s advisory fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Dakota has been waiving fees since the Fund’s inception.
The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.
Because the sub-advisory fees payable to Hardman Johnston is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

15

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
Approval of the Investment Advisory Agreement and Investment Sub-Advisory
Agreement(Continued)
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Dakota from its association with the Fund to be material factors. The Trustees concluded that other benefits that Hardman Johnston receives from its association with the Fund, such as soft dollar research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

16

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
ADDITIONAL INFORMATION
at April 30, 2026 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

17

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	July 6, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	July 6, 2026

* Print the name and title of each signing officer under his or her signature.